Assumptions Used to Estimate Fair Values of Share Options Granted - Baidu, Inc. (Detail) - Parent Company	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, minimum		1.81%	1.13%
Risk-free interest rate, maximum	2.57%	2.08%	1.47%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range, minimum	34.47%	35.99%	38.91%
Expected volatility range, maximum	35.36%	38.41%	40.09%
Weighted average expected volatility	34.81%	38.39%	39.37%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life	4 years 10 months 20 days	4 years 11 months 26 days	5 years 9 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life	6 years 3 months	6 years 4 days	5 years 11 months 1 day